Income Taxes (Details) - Significant components of the Group’s deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Others	$ 1,128	$ 677
Net operating loss carryforwards	1,367,309	808,450
Less: Valuation allowance	(1,367,309)	(808,450)
Net deferred tax asset	$ 1,128	$ 677